Segment Information and Revenue Analysis (Tables)	6 Months Ended
Mar. 31, 2026
Segment Information and Revenue Analysis [Abstract]
Schedule of Segment Information and Revenue Analysis

Sales revenues comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	16,766,803	92%	8,837,016	1,281,098	92%
Sales of finished garments	1,464,160	8%	757,234	109,776	8%
	18,230,963	100%	9,594,250	1,390,874	100%

Direct costs comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	17,735,008	94%	8,252,590	1,196,374	93%
Sales of finished garments	1,188,273	6%	618,303	89,635	7%
	18,923,281	100%	8,870,893	1,286,009	100%

Gross profit comprised the following:

	Six months ended March 31,
	2025		2026
	RMB	% of total	RMB	US$	% of total
Sales of yarns	(968,205)	140%	584,426	84,724	81%
Sales of finished garments	275,887	(40)%	138,931	20,141	19%
	(692,318)	100%	723,357	104,865	100%